Submission	Oct. 15, 2025
Submission [Line Items]
Central Index Key	0001816815
Registrant Name	Bon Natural Life Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A